Organization (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2014 item	Dec. 31, 2013 item
Organization
Number of partnered product candidates	2	2
Cash, cash equivalents and short term investments	$ 67.8	$ 32.5
BI
Organization
Funding provided by counterparty from upfront license fees, research funding and success based milestone payments	$ 128